United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/2011

Date of Reporting Period:  Six months ended 11/30/10

Item 1.                      Reports to Stockholders

Federated Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2010	Year Ended May 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0063	0.0324	0.0424	0.0302
Net realized gain on investments	0.0000[1]	0.0001	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0002	0.0063	0.0324	0.0424	0.0302
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0063)	(0.0324)	(0.0424)	(0.0302)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0002)	(0.0063)	(0.0324)	(0.0424)	(0.0302)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.64%	3.29%	4.32%	3.06%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.31%	1.00%	1.05%	1.05%	1.05%
Net investment income	0.01%[3]	0.01%	0.60%	3.08%	4.24%	2.98%
Expense waiver/reimbursement[4]	0.79%[3]	0.78%	0.11%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,583,088	$861,225	$946,354	$850,101	$549,287	$487,625
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.10	$1.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.71	$1.37
1	Expenses are equal to the Fund's annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4, under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	45.1%
U.S. Treasury Securities	1.5%
Repurchase Agreements	53.9%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At November 30, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.3%
8-30 Days	17.0%
31-90 Days	30.8%
91-180 Days	6.9%
181 Days or more	5.5%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 45.1%
$48,600,000	[1]	American Express Bank FSB (GTD by FDIC) Floating Rate Notes, 1.103%, 12/10/2010	48,608,926
125,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.233% - 0.344%, 12/3/2010 - 12/21/2010	125,012,635
11,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/25/2011	10,989,752
175,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% - 0.253%, 12/1/2010 - 2/8/2011	175,776,978
163,750,000		Federal Home Loan Bank System Notes, 0.260% - 3.125%, 1/21/2011 - 12/9/2011	163,823,949
17,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.205% - 0.362%, 12/1/2010 - 1/3/2011	17,892,430
53,706,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.500%, 1/7/2011 - 5/5/2011	54,100,825
103,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 4/13/2011 - 5/16/2011	102,900,839
25,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.155% - 0.213%, 12/11/2010 - 12/27/2010	24,991,288
10,916,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	11,009,836
122,400,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 0.373% - 1.222%, 12/9/2010 - 12/11/2010	122,931,211
42,000,000	[1]	Goldman Sachs Group, Inc. (GTD by FDIC) Floating Rate Notes, 0.372% - 0.536%, 12/15/2010 - 2/9/2011	42,051,543
17,500,000	[1]	KeyCorp (GTD by FDIC) Floating Rate Notes, 0.942%, 12/15/2010	17,501,062
237,972,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.240% - 0.260%, 12/1/2010 - 2/7/2011	237,874,297
10,000,000	[1]	SunTrust Bank (GTD by FDIC) Floating Rate Notes, 0.941%, 12/16/2010	10,000,613
		TOTAL GOVERNMENT AGENCIES	1,165,466,184
		U.S. Treasury – 1.5%
3,500,000		United States Treasury Notes, 0.875%, 4/30/2011	3,509,253
18,600,000		United States Treasury Notes, 4.875%, 5/31/2011	19,031,807
17,000,000		United States Treasury Notes, 5.125%, 6/30/2011	17,484,041
		TOTAL U.S. TREASURY	40,025,101
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Principal Amount			Value
		Repurchase Agreements – 53.9%
$403,213,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	403,213,000
36,000,000	[5]	Interest in $700,000,000 joint repurchase agreement 0.22%, dated 11/16/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $700,385,000 on 2/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $716,698,728.	36,000,000
36,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 11/17/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,550,000 on 2/15/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $1,026,334,689.	36,000,000
108,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 11/17/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,723,333 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2050 and the market value of those underlying securities was $2,041,809,079.	108,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,006,944 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $1,024,017,421.	100,000,000
105,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,001,150,000 on 1/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $2,060,526,445.	105,000,000
105,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,097,222 on 12/7/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $2,060,014,306.	105,000,000
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Principal Amount			Value
$26,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 10/12/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,275,000 on 1/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,155,154.	26,000,000
26,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,287,500 on 1/24/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $515,116,338.	26,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,006,944 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,030,004,510.	100,000,000
150,000,000		Interest in $600,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,004,167 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $612,004,270.	150,000,000
18,000,000	[5]	Interest in $325,000,000 joint repurchase agreement 0.22%, dated 11/23/2010 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $325,055,611 on 12/21/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $334,329,450.	18,000,000
51,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 10/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 1/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2040 and the market value of those underlying securities was $1,030,316,644.	51,000,000
27,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/22/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,100,000 on 12/22/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2045 and the market value of those underlying securities was $515,031,477.	27,000,000
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Principal Amount		Value
$100,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,013,889 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,050,683,880.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,391,213,000
	TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[6]	2,596,704,285
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[7]	(13,616,730)
	TOTAL NET ASSETS — 100%	$2,583,087,555
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $237,874,297, which represented 9.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $237,874,297, which represented 9.2% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Investments in securities	$1,205,491,285
Investments in repurchase agreements	1,391,213,000
Total investments in securities, at amortized cost and value		$2,596,704,285
Cash		200,971
Income receivable		1,383,318
Receivable for shares sold		39,742
TOTAL ASSETS		2,598,328,316
Liabilities:
Payable for investments purchased	15,000,000
Payable for shares redeemed	60,159
Payable for investment adviser fee (Note 4)	15,971
Accrued expenses	164,631
TOTAL LIABILITIES		15,240,761
Net assets for 2,583,089,310 shares outstanding		$2,583,087,555
Net Assets Consist of:
Paid-in capital		$2,583,089,310
Accumulated net realized gain on investments		3,059
Distributions in excess of net investment income		(4,814)
TOTAL NET ASSETS		$2,583,087,555
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,583,087,555 ÷ 2,583,089,310 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended November 30, 2010 (unaudited)

Investment Income:
Interest			$2,950,353
Expenses:
Investment adviser fee (Note 4)		$5,205,728
Administrative personnel and services fee (Note 4)		814,572
Custodian fees		33,531
Transfer and dividend disbursing agent fees and expenses		1,129,768
Directors'/Trustees' fees		3,501
Auditing fees		9,275
Legal fees		2,881
Portfolio accounting fees		71,842
Distribution services fee (Note 4)		1,041,146
Shareholder services fee (Note 4)		2,602,022
Account administration fee		842
Share registration costs		29,114
Printing and postage		28,165
Insurance premiums		2,935
Taxes		67,250
Miscellaneous		2,241
TOTAL EXPENSES		11,044,813
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(4,529,269)
Waiver of administrative personnel and services fee	(22,260)
Waiver of distribution services fee	(1,041,146)
Waiver of shareholder services fee	(2,598,931)
Reimbursement of shareholder services fee	(3,091)
Reimbursement of account administration fee	(842)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,195,539)
Net expenses			2,849,274
Net investment income			101,079
Net realized gain on investments			5,529
Change in net assets resulting from operations			$106,608

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2010	Year Ended 5/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$101,079	$53,791
Net realized gain on investments	5,529	64,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	106,608	117,928
Distributions to Shareholders:
Distributions from net investment income	(104,547)	(56,704)
Distributions from net realized gain on investments	(9,846)	(56,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(114,393)	(113,465)
Share Transactions:
Proceeds from sale of shares	1,259,262,057	2,084,129,532
Proceeds from shares issued in connection with the tax-free transfer of assets from Hilliard Lyons Government Fund	1,606,098,314	—
Net asset value of shares issued to shareholders in payment of distributions declared	115,675	111,700
Cost of shares redeemed	(1,143,606,129)	(2,169,374,492)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,721,869,917	(85,133,260)
Change in net assets	1,721,862,132	(85,128,797)
Net Assets:
Beginning of period	861,225,423	946,354,220
End of period (including distributions in excess of net investment income of $(4,814) and $(1,346), respectively)	$2,583,087,555	$861,225,423

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2010 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Government Cash Series (formerly, Government Cash Series) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

On July 23, 2010, the Fund acquired all of the net assets of Hilliard Lyons Government Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on March 18, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended November 30, 2010, are as follows:

Net investment income*	$76,045
Net realized and unrealized gain on investments	$5,529
Net increase in net assets resulting from operations	$81,574
*	Net investment income includes $49,429 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,606,098,314	$1,606,098,314	$964,260,498	$2,570,358,812
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. capital stock

The following table summarizes share activity:

	Six Months Ended 11/30/2010	Year Ended 5/31/2010
Shares sold	1,259,262,057	2,084,129,532
Proceeds from shares issued in connection with the tax-free transfer of assets from Hilliard Lyons Government Fund	1,606,098,314	—
Shares issued to shareholders in payment of distributions declared	115,675	111,700
Shares redeemed	(1,143,606,129)	(2,169,374,492)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,721,869,917	(85,133,260)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the Adviser voluntarily waived $4,529,269 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $22,260 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, FSC voluntarily waived $1,041,146 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2010, FSSC voluntarily reimbursed $3,091 of shareholder services fees and reimbursed $842 of account administration fees. In addition, for the six months ended November 30, 2010, unaffiliated third-party financial intermediaries waived $2,598,931 of Service Fees. This waiver and reimbursement can be modified or terminated at any time.

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15

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the program was not utilized.

7. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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16

Evaluation and Approval of Advisory Contract – May 2010

Federated Government Cash Series (the “Fund”)

(formerly, Government Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

18

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2010	Year Ended May 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.010	0.023	0.027	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.010	0.023	0.027	0.020
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.010)	(0.023)	(0.027)	(0.020)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.010)	(0.023)	(0.027)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.03%	1.03%	2.36%	2.72%	1.98%
Ratios to Average Net Assets:
Net expenses	0.51%[4]	0.75%	1.08%[5]	1.05%[5]	1.05%	1.05%
Net investment income	0.00%[4]	0.03%	1.00%	2.26%	2.69%	1.92%
Expense waiver/reimbursement[6]	0.57%[4]	0.35%	0.05%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$535,470	$474,268	$512,018	$476,382	$342,760	$334,001
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1], 2
Actual	$1,000	$1,000.00	$2.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.59
1	Expenses are equal to the Fund's annualized net expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% % (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.4%
Municipal Notes	12.0%
Other Assets and Liabilities — Net[2]	(0.4)%
TOTAL	100.0%

At November 30, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.6%
8-30 Days	0.0%
31-90 Days	1.0%
91-180 Days	3.1%
181 Days or more	8.7%
Other Assets and Liabilities — Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Semi-Annual Shareholder Report

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.4%;1,2
		Alabama – 0.3%
$1,384,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 12/2/2010	1,384,500
		Arizona – 9.8%
2,000,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.310%, 12/1/2010	2,000,000
5,750,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.490%, 12/2/2010	5,750,000
2,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.310%, 12/2/2010	2,275,000
1,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.340%, 12/2/2010	1,500,000
2,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.310%, 12/2/2010	2,400,000
3,250,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.410%, 12/2/2010	3,250,000
3,660,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.420%, 12/2/2010	3,660,000
350,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 12/2/2010	350,000
5,180,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 12/2/2010	5,180,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.450%, 12/2/2010	2,630,000
750,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.450%, 12/2/2010	750,000
4,235,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 1.050%, 12/1/2010	4,235,000
7,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 12/2/2010	7,135,000
5,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 12/2/2010	5,500,000
3,200,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 12/1/2010	3,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,915,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.370%, 12/2/2010	2,915,000
		TOTAL	52,730,000
		Arkansas – 0.9%
5,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.370%, 12/2/2010	5,000,000
		California – 1.9%
3,500,000		California Educational Facilities Authority, (2008 Series C) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.390%, 12/1/2010	3,500,000
4,500,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	4,534,354
2,305,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.500%, 12/2/2010	2,305,000
		TOTAL	10,339,354
		Colorado – 0.2%
815,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 12/2/2010	815,000
		Florida – 1.4%
1,035,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 12/2/2010	1,035,000
3,800,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 1.000%, 12/1/2010	3,800,000
2,600,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.300%, 12/1/2010	2,600,000
		TOTAL	7,435,000
		Georgia – 16.4%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.470%, 12/2/2010	3,350,000
8,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.370%, 12/2/2010	8,500,000
2,000,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.320%, 12/1/2010	2,000,000
2,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.330%, 12/2/2010	2,500,000
2,725,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.410%, 12/2/2010	2,725,000
Semi-Annual Shareholder Report

Principal Amount		Value
$4,080,000	Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 12/2/2010	4,080,000
2,000,000	Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 12/2/2010	2,000,000
9,100,000	Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 12/2/2010	9,100,000
19,865,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.370%, 12/2/2010	19,865,000
3,800,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 12/2/2010	3,800,000
2,250,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.350%, 12/1/2010	2,250,000
4,000,000	Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 12/1/2010	4,000,000
4,000,000	Municipal Gas Authority of Georgia, (Series III — J), 2.00% TANs, 11/16/2011	4,053,353
4,000,000	Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.610%, 12/1/2010	4,000,000
2,240,000	Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.310%, 12/2/2010	2,240,000
4,000,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.330%, 12/1/2010	4,000,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.470%, 12/1/2010	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.400%, 12/2/2010	5,600,000
	TOTAL	87,563,353
	Illinois – 6.0%
3,895,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.430%, 12/2/2010	3,895,000
1,545,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.610%, 12/2/2010	1,545,000
1,800,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.610%, 12/2/2010	1,800,000
1,445,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.580%, 12/2/2010	1,445,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,950,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 12/2/2010	2,950,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 12/2/2010	1,000,000
2,130,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 12/2/2010	2,130,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.500%, 12/2/2010	3,000,000
3,050,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.480%, 12/2/2010	3,050,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.870%, 12/1/2010	3,300,000
8,000,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 12/3/2010	8,000,000
		TOTAL	32,115,000
		Indiana – 2.7%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 12/2/2010	1,500,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.440%, 12/2/2010	12,900,000
		TOTAL	14,400,000
		Kansas – 1.1%
3,853,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 12/2/2010	3,853,000
2,125,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.380%, 12/1/2010	2,125,000
		TOTAL	5,978,000
		Kentucky – 0.5%
600,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.800%, 12/2/2010	600,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 12/2/2010	2,100,000
		TOTAL	2,700,000
		Louisiana – 0.5%
2,900,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.470%, 12/2/2010	2,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Maine – 0.4%
$2,340,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 12/1/2010	2,340,000
		Michigan – 0.7%
3,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.300%, 12/1/2010	3,630,000
		Minnesota – 0.0%
120,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.670%, 12/2/2010	120,000
		Multi-State – 6.5%
2,656,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 12/2/2010	2,656,000
2,818,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 12/2/2010	2,818,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.470%, 12/2/2010	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.470%, 12/2/2010	7,600,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.500%, 12/2/2010	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.,), 0.500%, 12/2/2010	10,000,000
		TOTAL	34,774,000
		New Jersey – 2.9%
2,887,000		Chester Township, NJ, 1.50% BANs, 9/30/2011	2,906,029
3,286,610		Evesham Township, NJ, 1.25% BANs, 10/27/2011	3,305,799
2,521,429		Lavallette Borough, NJ, 1.50% BANs, 9/9/2011	2,534,947
1,900,000		Somers Point, NJ, 1.75% BANs, 10/4/2011	1,913,461
2,260,685		Tinton Falls, NJ, 1.40% BANs, 1/19/2011	2,262,792
2,506,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,520,405
		TOTAL	15,443,433
		New York – 9.0%
1,005,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 12/2/2010	1,005,000
1,100,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.600%, 12/1/2010	1,100,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.500%, 12/2/2010	1,650,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	5,020,608
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.970%, 12/1/2010	1,700,000
2,500,000		Nassau County, NY, 1.25% TANs, 3/31/2011	2,504,100
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.500%, 12/2/2010	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.440%, 12/2/2010	1,700,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.550%, 12/2/2010	20,000,000
5,000,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,017,234
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.340%, 12/2/2010	2,250,000
4,455,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.480%, 12/2/2010	4,455,000
		TOTAL	48,001,942
		Ohio – 25.6%
4,980,000		Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 12/3/2010	4,980,000
1,500,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.370%, 12/2/2010	1,500,000
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,032,554
4,000,000		Dover, OH, 1.25% BANs, 3/31/2011	4,007,208
2,000,000		Fairborn, OH, 1.25% BANs, 4/19/2011	2,003,773
9,920,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 12/3/2010	9,920,000
12,270,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.590%, 12/1/2010	12,270,000
5,000,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.800%, 12/2/2010	5,000,000
4,771,000		Lakewood, OH, 1.00% BANs, 4/13/2011	4,777,032
880,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 12/2/2010	880,000
8,905,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.330%, 12/2/2010	8,905,000
Semi-Annual Shareholder Report

Principal Amount		Value
$2,290,000	Marion County, OH, 1.50% BANs, 4/27/2011	2,295,017
1,500,000	Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,503,173
9,850,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.420%, 12/1/2010	9,850,000
2,000,000	Niles, OH, 1.25% BANs, 11/9/2011	2,010,262
1,325,000	North College Hill, OH City School District, 2.15% BANs, 1/13/2011	1,326,933
1,000,000	Oakwood City, OH, 1.125% BANs, 3/10/2011	1,000,604
42,600,000	Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.310%, 12/1/2010	42,600,000
8,000,000	Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.400%, 12/1/2010	8,000,000
1,500,000	Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,503,221
1,875,000	Tipp City, OH, (Series B), 1.50% BANs, 2/22/2011	1,878,370
7,100,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 12/3/2010	7,100,000
	TOTAL	137,343,147
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 12/2/2010	2,000,000
	Pennsylvania – 0.3%
1,700,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	1,712,688
	Rhode Island – 1.0%
2,465,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.800%, 12/1/2010	2,465,000
3,100,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.480%, 12/1/2010	3,100,000
	TOTAL	5,565,000
	South Dakota – 0.6%
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.500%, 12/2/2010	3,000,000
	Tennessee – 1.9%
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 1.040%, 12/3/2010	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Texas – 1.7%
$1,910,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.000%, 12/1/2010	1,910,000
4,125,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.400%, 12/2/2010	4,125,000
2,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 1.050%, 12/1/2010	2,850,000
		TOTAL	8,885,000
		Utah – 0.8%
4,190,000		Nephi City, UT IDRB, (Series 2008) Weekly VRDNs (FiberTek Insulation West LLC)/(Key Bank, N.A. LOC), 0.870%, 12/2/2010	4,190,000
		Vermont – 3.2%
2,375,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.770%, 12/2/2010	2,375,000
15,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.310%, 12/2/2010	15,000,000
		TOTAL	17,375,000
		Virginia – 2.8%
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.420%, 12/2/2010	4,000,000
4,500,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 0.280%, 12/1/2010	4,500,000
3,700,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 12/1/2010	3,700,000
2,815,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.050%, 12/1/2010	2,815,000
		TOTAL	15,015,000
		Washington – 0.5%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.370%, 12/1/2010	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.340%, 12/2/2010	2,250,000
		TOTAL	2,875,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Wisconsin – 0.4%
$2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.870%, 12/2/2010	2,000,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	537,630,417
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(2,160,186)
	TOTAL NET ASSETS — 100%	$535,470,231

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.6% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At November 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $77,077,000, which represented 14.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $77,077,000, which represented 14.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$537,630,417
Income receivable		588,599
TOTAL ASSETS		538,219,016
Liabilities:
Payable for investments purchased	$2,504,100
Payable for shares redeemed	1,200
Bank overdraft	139,756
Payable for investment adviser fee (Note 4)	15,165
Accrued expenses	88,564
TOTAL LIABILITIES		2,748,785
Net assets for 535,466,222 shares outstanding		$535,470,231
Net Assets Consist of:
Paid-in capital		$535,463,926
Accumulated net realized gain on investments		6,305
TOTAL NET ASSETS		$535,470,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$535,470,231 ÷ 535,466,222 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended November 30, 2010 (unaudited)

Investment Income:
Interest			$1,388,458
Expenses:
Investment adviser fee (Note 4)		$1,362,480
Administrative personnel and services fee (Note 4)		213,222
Custodian fees		11,701
Transfer and dividend disbursing agent fees and expenses		270,277
Directors'/Trustees' fees		3,554
Auditing fees		9,275
Legal fees		2,946
Portfolio accounting fees		46,964
Distribution services fee (Note 4)		272,496
Shareholder services fee (Note 4)		680,379
Account administration fee		816
Share registration costs		35,113
Printing and postage		19,542
Insurance premiums		2,760
Taxes		19,694
Miscellaneous		1,606
TOTAL EXPENSES		2,952,825
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(604,824)
Waiver of administrative personnel and services fee	(5,852)
Waiver of distribution services fee	(272,496)
Waiver of shareholder services fee	(680,379)
Waiver of account administration fee	(373)
Reimbursement of account administration fee	(443)
TOTAL WAIVERS AND REIMBURSEMENT		(1,564,367)
Net expenses			1,388,458
Net investment income			—
Net realized gain on investments			4,584
Change in net assets resulting from operations			$4,584

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2010	Year Ended 5/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$174,271
Net realized gain on investments	4,584	1,721
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,584	175,992
Distributions to Shareholders:
Distributions from net investment income	—	(169,985)
Share Transactions:
Proceeds from sale of shares	697,504,095	1,285,973,242
Net asset value of shares issued to shareholders in payment of distributions declared	—	182,830
Cost of shares redeemed	(636,306,343)	(1,323,911,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,197,752	(37,755,895)
Change in net assets	61,202,336	(37,749,888)
Net Assets:
Beginning of period	474,267,895	512,017,783
End of period	$535,470,231	$474,267,895

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

November 30, 2010 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Cash Series (formerly, Municipal Cash Series) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Semi-Annual Shareholder Report

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2010	Year Ended 5/31/2010
Shares sold	697,504,095	1,285,973,242
Shares issued to shareholders in payment of distributions declared	—	182,830
Shares redeemed	(636,306,343)	(1,323,911,967)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	61,197,752	(37,755,895)
Semi-Annual Shareholder Report

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the Adviser voluntarily waived $604,824 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,852 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, FSC voluntarily waived its entire fee of $272,496. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2010, FSSC voluntarily reimbursed $443 of account administration fees. In addition, for the six months ended November 30, 2010, unaffiliated third-party financial intermediaries waived $680,379 of shareholder services fees and $373 of account administration fees. These waivers can be modified or terminated at any time.

Semi-Annual Shareholder Report

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the six months ended November 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $815,995,000 and $909,383,000, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the program was not utilized.

7. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Municipal Cash Series (the “Fund”)

(formerly, Municipal Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2010	Year Ended May 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.014	0.036	0.043	0.031
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.014	0.036	0.043	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.39%	3.70%	4.42%	3.15%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.58%	1.08%	1.05%	1.05%	1.05%
Net investment income	0.01%[3]	0.01%	1.34%	3.58%	4.34%	3.07%
Expense waiver/reimbursement[4]	0.62%[3]	0.49%	0.01%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,731,300	$4,791,221	$6,661,244	$5,787,122	$4,758,790	$3,850,411
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.10	$2.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.76	$2.33
1	Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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3

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	50.3%
Commercial Paper and Notes	23.9%
Variable Rate Instruments	22.2%
Repurchase Agreement	3.6%
Other Assets and Liabilities — Net[2],3	0.0%
TOTAL	100.0%

At November 30, 2010, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	29.8%
8-30 Days	27.5%
31-90 Days	32.7%
91-180 Days	7.4%
181 Days or more	2.6%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.1%
		Finance - Automotive – 1.4%
$12,306,138	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	12,306,138
13,765,810		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	13,765,810
40,000,000		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	40,000,000
		TOTAL	66,071,948
		Finance - Equipment – 0.7%
13,265,152	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A1, 0.351%, 9/14/2011	13,265,152
122,701	[1]	Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	122,701
6,665,507	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	6,665,507
13,286,571	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	13,286,571
		TOTAL	33,339,931
		TOTAL ASSET-BACKED SECURITIES	99,411,879
		Certificates of Deposit – 31.7%
		Finance - Banking – 31.7%
199,500,000		BNP Paribas SA, 0.380% - 0.500%, 2/14/2011 - 8/9/2011	199,500,000
75,000,000	[3]	Bank of Montreal, 0.343%, 12/29/2010	75,000,000
190,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290%, 12/1/2010 - 12/8/2010	190,000,000
25,000,000	[3]	Barclays Bank PLC, 0.503%, 12/22/2010	25,000,000
75,000,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	75,000,000
210,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.630%, 1/7/2011 - 8/15/2011	210,000,513
235,000,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.560%, 2/11/2011 - 7/18/2011	235,000,000
50,000,000		Credit Suisse, Zurich, 0.250%, 12/20/2010	50,000,000
80,000,000	[3]	Deutsche Bank AG, 0.458%, 12/13/2010	80,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.280%, 1/10/2011	50,000,000
40,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.353%, 12/15/2010	40,000,000
93,000,000	[3]	Natixis, 0.503%, 12/14/2010	93,000,000
150,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.325%, 12/29/2010	150,001,069
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.333%, 12/6/2010	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,497,501,582
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5

Principal Amount			Value
		Collateralized Loan Agreements – 12.0%
		Brokerage – 1.0%
$50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.880%, 3/22/2011	50,000,000
		Finance - Banking – 11.0%
213,500,000		Citigroup Global Markets, Inc., 0.639% - 0.740%, 12/1/2010	213,500,000
90,000,000		Deutsche Bank Securities, Inc., 0.416% - 0.436%, 1/12/2011 - 2/22/2011	90,000,000
80,000,000		J.P. Morgan Securities, Inc., 0.578%, 12/21/2010	80,000,000
35,000,000		Mizuho Securities USA, Inc., 0.385%, 12/1/2010	35,000,000
100,000,000		RBS Securities, Inc., 0.679%, 12/1/2010	100,000,000
		TOTAL	518,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	568,500,000
		Commercial Paper – 23.9%;4
		Aerospace/Auto – 1.9%
2,550,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.380% - 0.400%, 12/16/2010 - 1/6/2011	2,549,464
83,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371%, 4/19/2011 - 4/25/2011	82,879,390
5,500,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.390% - 0.400%, 1/3/2011 - 1/7/2011	5,497,876
		TOTAL	90,926,730
		Finance - Banking – 18.8%
115,000,000		Bank of America Corp., 0.290% - 0.300%, 1/20/2011 - 2/2/2011	114,948,450
25,000,000	[1,2]	Danske Corp., Inc., 0.270%, 1/3/2011	24,993,813
195,000,000	[1,2]	Grampian Funding LLC, 0.280% - 0.290%, 12/8/2010 - 1/4/2011	194,983,120
234,000,000		ING (U.S.) Funding LLC, 0.300% - 0.360%, 12/15/2010 - 2/4/2011	233,892,022
235,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.431% - 0.652%, 1/19/2011 - 2/14/2011	234,790,590
85,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 2/2/2011 - 3/16/2011	84,934,375
		TOTAL	888,542,370
		Finance - Commercial – 0.1%
4,900,000	[1,2]	Versailles Commercial Paper LLC, 0.300%, 12/6/2010	4,899,796
		Finance - Retail – 1.1%
50,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 1/6/2011	49,988,000
		Machinery/Equipment/Auto – 0.4%
21,300,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.380% - 0.390%, 12/2/2010 - 12/10/2010	21,298,818
		Miscellaneous – 1.6%
76,000,000	[1,2]	Cargill, Inc., 0.280%, 1/19/2011 - 1/20/2011	75,970,833
		TOTAL COMMERCIAL PAPER	1,131,626,547
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6

Principal Amount			Value
		Corporate Bond – 2.1%
		Finance - Banking – 2.1%
$100,000,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 12/21/2010	100,000,000
		Loan Participation – 2.1%
		Chemicals – 2.1%
100,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 12/28/2010	100,000,000
		Municipal Bond – 0.3%
		Municipal – 0.3%
15,000,000		New York Liberty Development Corporation, (Series A-2), 0.320%, 12/1/2049	15,000,000
		Notes - Variable – 22.2%;3
		Chemicals – 0.5%
17,000,000		Louisiana Public Facilities Authority, (Series 2007A), 1.250%, 12/1/2010	17,000,000
6,000,000		Michigan Strategic Fund, (Series 2007), 1.300%, 12/1/2010	6,000,000
		TOTAL	23,000,000
		Finance - Banking – 17.6%
1,880,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 12/3/2010	1,880,000
44,795,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.670%, 12/1/2010	44,795,000
1,300,000		American Manufacturing Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.330%, 12/2/2010	1,300,000
44,000,000		Australia & New Zealand Banking Group, Melbourne, 0.280%, 12/29/2010	44,000,000
24,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.283%, 12/25/2010	24,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.343%, 12/7/2010	50,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.343%, 12/9/2010	50,000,000
20,000,000		Bay Area Toll Authority, CA, (Series 2001A), (Barclays Bank PLC LOC), 0.260%, 12/2/2010	20,000,000
5,065,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.280%, 12/3/2010	5,065,000
8,175,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.750%, 12/2/2010	8,175,000
1,160,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.450%, 12/2/2010	1,160,000
13,275,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 0.750%, 12/2/2010	13,275,000
21,160,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 0.600%, 12/2/2010	21,160,000
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7

Principal Amount			Value
$965,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 12/3/2010	965,000
13,340,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.580%, 12/1/2010	13,340,000
4,275,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 12/3/2010	4,275,000
1,655,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 12/3/2010	1,655,000
2,115,000		Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.330%, 12/3/2010	2,115,000
3,285,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.860%, 12/2/2010	3,285,000
385,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 4.250%, 12/2/2010	385,000
2,375,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 0.750%, 12/2/2010	2,375,000
1,290,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.340%, 12/1/2010	1,290,000
50,000,000		JPMorgan Chase Bank, N.A., 0.255%, 12/29/2010	50,000,000
25,000,000		Lloyds TSB Bank PLC, London, 1.253%, 12/6/2010	25,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 12/7/2010	50,000,000
3,855,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 1.250%, 12/2/2010	3,855,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.300%, 12/1/2010	17,700,000
9,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.310%, 12/1/2010	9,000,000
30,000,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.290%, 12/2/2010	30,000,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	50,000,000
20,645,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.720%, 12/2/2010	20,645,000
1,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.000%, 12/1/2010	1,600,000
3,680,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.330%, 12/3/2010	3,680,000
135,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 3.400%, 12/2/2010	135,000
25,710,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.280%, 12/2/2010	25,710,000
10,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.280%, 12/1/2010	10,400,000
75,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.303%, 12/14/2010	75,000,000
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8

Principal Amount		Value
$94,000,000	Westpac Banking Corp. Ltd., Sydney, 0.304%, 12/6/2010	93,985,807
47,500,000	Westpac Banking Corp. Ltd., Sydney, 0.429%, 1/19/2011	47,520,197
3,980,000	Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.750%, 12/2/2010	3,980,000
	TOTAL	832,706,004
	Finance - Commercial – 0.4%
3,600,000	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.440%, 12/2/2010	3,600,000
14,125,000	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.440%, 12/2/2010	14,125,000
	TOTAL	17,725,000
	Finance - Retail – 0.7%
32,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.808%, 12/15/2010	32,000,000
	Government Agency – 2.4%
18,735,000	BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.260%, 12/2/2010	18,735,000
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.220%, 12/2/2010	10,000,000
45,335,000	Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.300%, 12/2/2010	45,335,000
6,330,000	Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.300%, 12/2/2010	6,330,000
31,000,000	Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.280%, 12/2/2010	31,000,000
	TOTAL	111,400,000
	Insurance – 0.6%
15,000,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.580%, 12/1/2010	15,000,000
15,000,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.580%, 12/1/2010	15,000,000
	TOTAL	30,000,000
	TOTAL NOTES — VARIABLE	1,046,831,004
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Principal Amount		Value
	Repurchase Agreement – 3.6%
$171,044,000	Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	171,044,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	4,729,915,012
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	1,385,328
	TOTAL NET ASSETS — 100%	$4,731,300,340
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $759,762,164, which represented 16.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $759,639,463, which represented 16.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,729,915,012
Income receivable		1,980,561
Receivable for shares sold		34,833
Prepaid expenses		212,615
TOTAL ASSETS		4,732,143,021
Liabilities:
Payable for shares redeemed	$179,934
Bank overdraft	36,272
Income distribution payable	138
Payable for investment adviser fee (Note 4)	64,739
Payable for transfer and dividend disbursing agent fees and expenses	561,598
TOTAL LIABILITIES		842,681
Net assets for 4,731,299,089 shares outstanding		$4,731,300,340
Net Assets Consist of:
Paid-in capital		$4,731,299,089
Accumulated net realized gain on investments		1,058
Undistributed net investment income		193
TOTAL NET ASSETS		$4,731,300,340
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,731,300,340 ÷ 4,731,299,089 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended November 30, 2010 (unaudited)

Investment Income:
Interest			$11,101,526
Expenses:
Investment adviser fee (Note 4)		$11,905,916
Administrative personnel and services fee (Note 4)		1,863,281
Custodian fees		86,428
Transfer and dividend disbursing agent fees and expenses		2,656,984
Directors'/Trustees' fees		21,809
Auditing fees		10,078
Legal fees		2,950
Portfolio accounting fees		81,494
Distribution services fee (Note 4)		2,381,183
Shareholder services fee (Note 4)		5,952,568
Share registration costs		204,925
Printing and postage		236,728
Insurance premiums		7,738
Taxes		174,089
Miscellaneous		12,335
TOTAL EXPENSES		25,598,506
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(6,348,459)
Waiver of administrative personnel and services fee	(51,201)
Waiver of distribution services fee	(2,381,183)
Waiver of shareholder services fee	(5,952,155)
Reimbursement of shareholder services fee	(413)
TOTAL WAIVERS AND REIMBURSEMENT		(14,733,411)
Net expenses			10,865,095
Net investment income			236,431
Net realized gain on investments			1,054
Change in net assets resulting from operations			$237,485

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2010	Year Ended 5/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$236,431	$447,486
Net realized gain on investments	1,054	9,955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	237,485	457,441
Distributions to Shareholders:
Distributions from net investment income	(236,683)	(420,308)
Distributions from net realized gain on investments	(3,773)	(6,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(240,456)	(426,486)
Share Transactions:
Proceeds from sale of shares	4,294,962,395	6,825,785,489
Net asset value of shares issued to shareholders in payment of distributions declared	240,090	519,229
Cost of shares redeemed	(4,355,120,020)	(8,696,358,466)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,917,535)	(1,870,053,748)
Change in net assets	(59,920,506)	(1,870,022,793)
Net Assets:
Beginning of period	4,791,220,846	6,661,243,639
End of period (including undistributed net investment income of $193 and $445, respectively)	$4,731,300,340	$4,791,220,846

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

November 30, 2010 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

16

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	2/4/2010	$122,701	$122,701

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. capital stock

The following table summarizes share activity:

	Six Months Ended 11/30/2010	Year Ended 5/31/2010
Shares sold	4,294,962,395	6,825,785,489
Shares issued to shareholders in payment of distributions declared	240,090	519,229
Shares redeemed	(4,355,120,020)	(8,696,358,466)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(59,917,535)	(1,870,053,748)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the Adviser voluntarily waived $6,348,459 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $51,201 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, FSC voluntarily waived $2,381,183 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2010, FSSC voluntarily reimbursed $413 of Service Fees. For the six months ended November 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended November 30, 2010, unaffiliated third-party financial intermediaries waived $5,952,155 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”), through the later of (the “Termination Date”): (a) July 31, Semi-Annual Shareholder Report

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2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the program was not utilized.

8. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Cash Series (the “Fund”)

(formerly, Prime Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

21

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2010	Year Ended May 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.0032	0.0273	0.0419	0.0295
Net realized gain on investments	—	0.0000[1]	0.0001	—	—	0.0000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.0000[1]	0.0033	0.0273	0.0419	0.0295
Less Distributions:
Distributions from net investment income	—	—	(0.0032)	(0.0273)	(0.0419)	(0.0295)
Distributions from net realized gain on investments	(0.0000)[1]	—	(0.0001)	—	—	(0.0000)[1]
TOTAL DISTRIBUTIONS	(0.0000)[1]	—	(0.0033)	(0.0273)	(0.0419)	(0.0295)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.32%	2.76%	4.27%	2.99%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.21%	0.47%	1.04%	1.05%	1.05%
Net investment income	0.00%[4]	0.00%	0.15%	2.45%	4.18%	3.00%
Expense waiver/reimbursement[5]	0.85%[4]	0.87%	0.62%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,351,022	$1,339,308	$1,457,691	$712,164	$345,669	$388,810
1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.97	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	76.0%
U.S. Treasury Securities	23.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At November 30, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.5%
8-30 Days	2.8%
31-90 Days	16.8%
91-180 Days	14.2%
181 Days or more	4.6%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount		Value
	U.S. Treasury – 23.9%
$11,000,000	United States Treasury Notes, 0.750%, 11/30/2011	11,052,680
60,000,000	United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	60,309,393
129,500,000	United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	131,166,108
25,500,000	United States Treasury Notes, 0.875%, 12/31/2010	25,512,671
31,500,000	United States Treasury Notes, 0.875%, 2/28/2011	31,546,407
39,000,000	United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	39,512,079
11,000,000	United States Treasury Notes, 1.750%, 11/15/2011	11,155,258
13,000,000	United States Treasury Notes, 4.375%, 12/15/2010	13,019,393
	TOTAL U.S. TREASURY	323,273,989
	Repurchase Agreements – 76.0%
100,000,000	Interest in $650,000,000 joint repurchase agreement 0.24%, dated 11/30/2010 under which Bank of Montreal will repurchase securities provided as collateral for $650,004,333 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $663,004,521.	100,000,000
71,725,000	Interest in $16,700,000,000 joint repurchase agreement 0.23%, dated 11/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $16,700,106,694 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $17,034,108,950.	71,725,000
100,000,000	Interest in $4,696,000,000 joint repurchase agreement 0.24%, dated 11/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,696,031,307 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $4,789,951,936.	100,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Citibank, N.A. will repurchase a security provided as collateral for $500,003,472 on 12/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 9/30/2017 and the market value of that underlying security was $510,003,570.	100,000,000
100,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.24%, dated 11/30/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,020,000 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $3,060,020,432.	100,000,000
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Principal Amount			Value
$80,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 0.20%, dated 10/27/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $900,450,000 on 1/25/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $918,178,509.	80,000,000
60,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 10/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,530,833 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,020,255,903.	60,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.23%, dated 11/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,001,917 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2015 and the market value of those underlying securities was $306,001,074.	100,000,000
30,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.16%, dated 11/9/2010 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $350,140,000 on 2/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $357,034,942.	30,000,000
100,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,100,007,639 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,122,001,574.	100,000,000
25,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.21%, dated 11/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,032,667 on 12/14/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $408,002,454.	25,000,000
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Principal Amount		Value
$160,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,250,008,681 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,275,008,914.	160,000,000
	TOTAL REPURCHASE AGREEMENTS	1,026,725,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[2]	1,349,998,989
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[3]	1,022,895
	TOTAL NET ASSETS — 100%	$1,351,021,884
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$1,026,725,000
Investments in securities	323,273,989
Total investments in securities, at amortized cost and value		$1,349,998,989
Income receivable		1,447,227
Receivable for shares sold		375
TOTAL ASSETS		1,351,446,591
Liabilities:
Bank overdraft	272,191
Payable for investment adviser fee (Note 4)	14,369
Payable for transfer and dividend disbursing agent fees and expenses	130,689
Payable for Directors'/Trustees' fees	3,231
Accrued expenses	4,227
TOTAL LIABILITIES		424,707
Net assets for 1,351,021,700 shares outstanding		$1,351,021,884
Net Assets Consist of:
Paid-in capital		$1,351,021,712
Accumulated net realized gain on investments		172
TOTAL NET ASSETS		$1,351,021,884
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($1,351,021,884 ÷ 1,351,021,700 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended November 30, 2010 (unaudited)

Investment Income:
Interest			$1,628,921
Expenses:
Investment adviser fee (Note 4)		$3,635,164
Administrative personnel and services fee (Note 4)		568,882
Custodian fees		32,150
Transfer and dividend disbursing agent fees and expenses		766,506
Directors'/Trustees' fees		1,704
Auditing fees		9,275
Legal fees		3,075
Portfolio accounting fees		67,261
Distribution services fee (Note 4)		727,033
Shareholder services fee (Note 4)		1,816,346
Account administration fee		1,099
Share registration costs		66,384
Printing and postage		51,650
Insurance premiums		3,412
Taxes		48,801
Miscellaneous		14,263
TOTAL EXPENSES		7,813,005
Waivers (Note 4):
Waiver of investment adviser fee	$(3,623,996)
Waiver of administrative personnel and services fee	(15,610)
Waiver of distribution services fee	(727,033)
Waiver of shareholder services fee	(1,816,346)
Waiver of account administration fee	(1,099)
TOTAL WAIVERS		(6,184,084)
Net expenses			1,628,921
Net investment income			$ —

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2010	Year Ended 5/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized gain on investments	—	1,192
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	1,192
Distributions to Shareholders:
Distributions from net realized gain on investments	(1,020)	—
Share Transactions:
Proceeds from sale of shares	2,970,280,593	3,250,557,253
Net asset value of shares issued to shareholders in payment of distributions declared	1,010	—
Cost of shares redeemed	(2,958,566,595)	(3,368,941,393)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,715,008	(118,384,140)
Change in net assets	11,713,988	(118,382,948)
Net Assets:
Beginning of period	1,339,307,896	1,457,690,844
End of period	$1,351,021,884	$1,339,307,896

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2010 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Treasury Cash Series (formerly, Treasury Cash Series) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2010	Year Ended 5/31/2010
Shares sold	2,970,280,593	3,250,557,253
Shares issued to shareholders in payment of distributions declared	1,010	—
Shares redeemed	(2,958,566,595)	(3,368,941,393)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,715,008	(118,384,140)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the Adviser voluntarily waived $3,623,996 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,610 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2010, FSC voluntarily waived its entire fee of $727,033. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2010, unaffiliated third-party financial intermediaries waived $1,816,346 of shareholder service fees and $1,099 of account administration fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the Fund did not utilize the LOC.

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6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the six months ended November 30, 2010, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Treasury Cash Series (the “Fund”)

(formerly, Treasury Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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21

Federated Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      __January 24, 2011__

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      __January 25, 2011__

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      __January 24, 2011__